Property and Equipment	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Property and equipment

Note 7 — Property and equipment

Property and equipment consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
At cost:
Freehold property	558,000	558,000	558,000	137,574
Office equipment	8,399	25,362	25,622	6,317
Motor vehicle	—	220,000	220,000	54,241
Renovation	—	25,054	25,054	6,177
Office furniture and fittings	537	537	537	132
Total	566,936	828,953	829,213	204,441
Accumulated depreciation	(9,178)	(49,586)	(109,856)	(27,085)
Property and equipment	557,758	779,367	719,357	177,356

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were MYR 9,104, MYR 40,408 and MYR 60,270 (USD 14,859), respectively.

Freehold property is pledged with a bank to secure bank loan (Note 11) and motor vehicle is pledged with a bank to secure lease liabilities (Note 8).

As of December 31, 2023, 2024 and 2025, a motor vehicle with a carrying amount of MYR Nil, MYR 194,333, MYR 150,333 (USD 37,064) was held in trust by a director of the Company.